Cover	Feb. 04, 2025
Document Type	8-K
Document Period End Date	Feb. 04, 2025
Entity Registrant Name	INTUITIVE MACHINES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40823
Entity Tax Identification Number	36-5056189
Entity Address, Address Line One	13467 Columbia Shuttle Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77059
City Area Code	(281)
Local Phone Number	520-3703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001844452
Amendment Flag	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Class A Common stock, par value $0.0001 per share
Trading Symbol	LUNR
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Warrants to purchase one share of Class A Common stock, each at an exercise price of $11.50 per share
Trading Symbol	LUNRW
Security Exchange Name	NASDAQ